OPTIONS AND NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2018
Options and Nonvested Shares [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY
A summary of stock options activity for the years ended December 31, 2018, 2017 and 2016 is as follows:

			Weighted
		Weighted Average	Average Remaining
	Number of	Exercise	Contractual	Aggregate
	Options	Price	Term in years	Intrinsic Value
		USD		USD
Outstanding as of January 1, 2016	651,897	10.44	5.24	86,064,461
Granted	-	-
Exercised	(337,406)	10.55		(35,180,367)
Forfeited and expired	-	-
Outstanding as of December 31, 2016	314,491	10.32	3.84	30,568,083
Granted	-	-
Exercised	(85,242)	10.18		(7,868,258)
Forfeited and expired	-	-
Outstanding as of December 31, 2017	229,249	10.37	2.61	15,168,276
Granted	-	-
Exercised	(121,945)	9.71		(9,137,231)
Forfeited and expired	-	-
Outstanding as of December 31, 2018	107,304	11.13	2.28	7,570,681
Vested as of December 31, 2018	107,304	11.13	2.28	7,570,681
Exercisable as of December 31, 2018	107,304	11.13	2.28	7,570,681

SCHEDULE OF NONVESTED SHARES ACTIVITY
A summary of nonvested shares activity for the year ended December 31, 2018, 2017 and 2016 is as follow:

	Number of	Grant date weighted
	nonvested shares	average fair value
		USD
Outstanding as of January 1, 2016	669,100	77.49
Granted	511,200	119.75
Vested	(255,150)	66.04
Forfeited	(12,500)	66.74
Outstanding as of December 31, 2016	912,650	104.51
Granted	356,150	89.94
Vested	(353,694)	91.32
Forfeited	(1,080)	98.20
Outstanding as of December 31, 2017	914,026	103.95
Granted	333,620	79.23
Vested	(256,830)	100.91
Forfeited	(385,425)	98.86
Outstanding as of December 31, 2018	605,391	94.85